Long-term debt (Tables)	12 Months Ended
Dec. 31, 2017
Long-term debt
Schedule of long term debt

	December 31,	December 31,
	2017	2016
Syndicated credit facilities:
Revolving loan payable	$454.0	$241.5
Revolving loan payable in Canadian dollars (December 31, 2017 - C$nil; December 31, 2016 - C$25.0 million)	—	18.6
Operating loan payable in Canadian dollars (December 31, 2017 - C$51.0 million; December 31, 2016 - C$nil)	40.6	—
Term Loan A	500.0	—
Term Loan B	2,000.0	—
Senior term notes payable:
2024 Term Notes	—	236.3
2017 Term Notes	—	100.0
Financing fees	(52.4)	(0.4)
Obligations under finance leases	18.8	4.7
Total long-term debt	2,961.0	600.7
Current portion	(18.1)	(101.9)
Non-current portion	$2,942.9	$498.8

Schedule of annual contractual principal repayments on long-term debt

Annual contractual principal repayments on long-term debt, net of financing fees, as at December 31, 2017 are as follows:

	Term	Syndicated	Finance
	Notes	credit facility	leases	Total
Less than one year	$—	$11.4	$6.7	$18.1
Between one and five years	494.6	548.5	12.1	1,055.2
More than five years	—	1,887.7	—	1,887.7
	$494.6	$2,447.6	$18.8	$2,961.0